Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Summary of Other Operating Expenses [abstract]
Regulatory costs	€ 759	€ 663
Audit and non-audit services	16	14
IT related expenses	387	388
Advertising and public relations	149	166
External advisory fees	147	186
Office expenses	141	163
Travel and accommodation expenses	24	43
Contributions and subscriptions	59	56
Postal charges	20	21
Depreciation of property and equipment	285	281
Amortisation of intangible assets	133	121
Impairments and reversals on property and equipment and intangibles	(23)	(333)
Addition/(unused amounts reversed) of provision for reorganisations and relocations	88	(2)
Addition/(unused amounts reversed) of other provisions	49	(14)
Other	341	284
Other operating expense	€ 2,621	€ 2,703